Related party transactions - Ship Finance Transactions (Detail) - Ship Finance International Ltd VIEs [Member] - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Lease costs on leased units	$ 68	$ 94
SFL Hercules Limited [Member]
Related Party Transaction [Line Items]
Lease costs on leased units	20	28
West Taurus [Member]
Related Party Transaction [Line Items]
Lease costs on leased units	18	25
SFL Linus Limited [Member]
Related Party Transaction [Line Items]
Lease costs on leased units	$ 30	$ 41